Long-Term Debt (Schedule Of Long-Term Debt) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Total debt	$ 578,330,000	$ 682,849,000	$ 589,463,000	$ 537,291,000
Less current portion	43,617,000	22,606,000	44,205,000	34,273,000
Total long-term debt	534,713,000	660,243,000	545,258,000	503,018,000
Domestic And Multi-Currency Line Of Credit Up To $380,000 [Member]
Debt Instrument [Line Items]
Total debt	301,011,000			280,839,000
Domestic And Multi-Currency Line Of Credit Up To $100,000 Due 2013 [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	100,000,000
Debt instrument, maturity date	May 29, 2013
Domestic And Multi-Currency Line Of Credit Up To $280,000 Due 2015 [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	280,000,000
6.00% Series A Senior Unsecured Notes Due 2019 [Member]
Debt Instrument [Line Items]
Total debt	47,000,000	47,000,000	47,000,000	0
Debt instrument maturity, year	2019	2019
Debt instrument, interest rate	6.00%	6.00%
6.58% Series B Senior Unsecured Notes Due 2022 [Member]
Debt Instrument [Line Items]
Total debt	5,000,000	5,000,000	5,000,000	0
Debt instrument maturity, year	2022	2022
Debt instrument, interest rate	6.58%	6.58%
6.12% Senior Unsecured Notes Due 2012 [Member]
Debt Instrument [Line Items]
Total debt	0		13,333,000	16,667,000
Debt instrument maturity, year	2012	2012
Debt instrument, interest rate	6.12%	6.12%
Variable Rate Senior Unsecured Note Due 2015 [Member]
Debt Instrument [Line Items]
Total debt	41,667,000		43,750,000	50,000,000
Debt instrument maturity, year	2015
Debt instrument, maturity date	Mar. 31, 2015
6.09% Senior Unsecured Notes Due 2016 [Member]
Debt Instrument [Line Items]
Total debt	28,000,000	28,000,000	35,000,000	35,000,000
Debt instrument maturity, year	2016	2016
Debt instrument, interest rate	6.09%	6.09%
7.26% Senior Unsecured Notes Due 2017 [Member]
Debt Instrument [Line Items]
Total debt	25,000,000	20,000,000	25,000,000	25,000,000
Debt instrument maturity, year	2017	2017
Debt instrument, interest rate	7.26%	7.26%
6.21% Senior Unsecured Notes Due 2021 [Member]
Debt Instrument [Line Items]
Total debt	20,455,000	20,455,000	22,727,000	22,727,000
Debt instrument maturity, year	2021	2021
Debt instrument, interest rate	6.21%	6.21%
5.25% Convertible Senior Unsecured Notes Due 2029 [Member]
Debt Instrument [Line Items]
Total debt	110,197,000	106,752,000	109,387,000	107,058,000
Debt instrument maturity, year	2029	2029
Debt instrument, maturity date	May 15, 2029
Debt instrument, interest rate	5.25%	5.25%
5.75% senior unsecured notes due 2018
Debt Instrument [Line Items]
Total debt		300,000,000	0
Debt instrument maturity, year		2018
Debt instrument, interest rate		5.75%
Domestic And Multi Currency Line Of Credit Due Twenty Eighteen [Member]
Debt Instrument [Line Items]
Total debt		120,225,000	288,266,000
Variable Rate Senior Unsecured Note Due 2018 [Member]
Debt Instrument [Line Items]
Total debt		$ 35,417,000
Debt instrument maturity, year		2018